EMPLOYEES' RETIREMENT PLANS (Details) - USD ($)	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Retirement Benefits [Abstract]
Pension contributions	$ 427,420	$ 413,256
Employer contributions	$ 61,588	$ 62,425
Minimum contribution rate	9.10%